Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Inflation Opportunities
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective as of October 27, 2023, the following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses concerning the fund.
The “Annual Fund Operating Expenses” tables included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses are deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2
Management fees[1]	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses[2]	0.24%	0.28%	0.21%	0.12%	0.12%
Total annual fund operating expenses	0.87%	1.66%	0.59%	0.50%	0.50%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 27, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
The “Example” tables included in the Prospectuses and Summary Prospectuses are deleted entirely and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 560	$ 739	$ 934	$ 1,497
Class C	$ 269	$ 523	$ 902	$ 1,965
Class I	$ 60	$ 189	$ 329	$ 738
Class R6	$ 51	$ 160	$ 280	$ 628
Class I2	$ 51	$ 160	$ 280	$ 628
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 560	$ 739	$ 934	$ 1,497
Class C	$ 169	$ 523	$ 902	$ 1,965
Class I	$ 60	$ 189	$ 329	$ 738
Class R6	$ 51	$ 160	$ 280	$ 628
Class I2	$ 51	$ 160	$ 280	$ 628
The following replaces the corresponding information in the Prospectuses and Summary Prospectuses in the “Performance” section under the sub‑heading “Average Annual Total Returns”, as applicable:
Average Annual Total Returns (periods ended December 31, 2022)

	1 Year	5 Years	Since Inception	Inception Date
Class A				3/1/2014
Return before taxes	-15.34%	0.22%	0.57%
Return after taxes on distributions	-16.83%	-0.76%	-0.17%
Return after taxes on distributions and sale of fund shares	-8.77%	-0.17%	0.16%
Class C	-12.26%	0.53%	0.42%	3/1/2014
Class I	-10.82%	1.51%	1.40%	3/1/2014
Class R6	-10.76%	1.55%	1.79%	7/25/2016
Bloomberg US Treasury Inflation Protected Securities Index[1] (reflects no deduction for fees, expenses or taxes)	-11.85%	2.11%	2.02%
Bloomberg Global Inflation Linked Bond Index[1] (reflects no deduction for fees, expenses or taxes)	-22.95%	-1.58%	0.00%

[1]
Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.

Average Annual Total Returns (periods ended December 31, 2022)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				3/1/2014
Return before taxes	-10.76%	1.55%	1.45%
Return after taxes on distributions	-12.45%	0.45%	0.63%
Return after taxes on distributions and sale of fund shares	-6.04%	0.79%	0.80%
Bloomberg US Treasury Inflation Protected Securities Index[1] (reflects no deduction for fees, expenses or taxes)	-11.85%	2.11%	2.02%
Bloomberg Global Inflation Linked Bond Index[1] (reflects no deduction for fees, expenses or taxes)	-22.95%	-1.58%	0.00%

[1]
Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.

* * *
Investors Should Retain this Supplement for Future Reference
October 27, 2023

Transamerica Inflation Opportunities
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
TRANSAMERICA FUNDS
Transamerica Inflation Opportunities
Supplement to the Currently Effective Prospectuses and Summary Prospectuses
* * *
Effective as of October 27, 2023, the following information will supplement and supersede any contrary information contained in the Prospectuses and Summary Prospectuses concerning the fund.
The “Annual Fund Operating Expenses” tables included in the “Fees and Expenses” section of the Prospectuses and Summary Prospectuses are deleted entirely and replaced with the following, as applicable:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Class	A	C	I	R6	I2
Management fees[1]	0.38%	0.38%	0.38%	0.38%	0.38%
Distribution and service (12b‑1) fees	0.25%	1.00%	None	None	None
Other expenses[2]	0.24%	0.28%	0.21%	0.12%	0.12%
Total annual fund operating expenses	0.87%	1.66%	0.59%	0.50%	0.50%

[1]	Management fees have been restated to reflect a reduction in management fees effective October 27, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
The “Example” tables included in the Prospectuses and Summary Prospectuses are deleted entirely and replaced with the following, as applicable:
Example: This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If the shares are redeemed at the end of each period:

	1 year	3 years	5 years	10 years
Class A	$ 560	$ 739	$ 934	$ 1,497
Class C	$ 269	$ 523	$ 902	$ 1,965
Class I	$ 60	$ 189	$ 329	$ 738
Class R6	$ 51	$ 160	$ 280	$ 628
Class I2	$ 51	$ 160	$ 280	$ 628
If the shares are not redeemed:

	1 year	3 years	5 years	10 years
Class A	$ 560	$ 739	$ 934	$ 1,497
Class C	$ 169	$ 523	$ 902	$ 1,965
Class I	$ 60	$ 189	$ 329	$ 738
Class R6	$ 51	$ 160	$ 280	$ 628
Class I2	$ 51	$ 160	$ 280	$ 628
The following replaces the corresponding information in the Prospectuses and Summary Prospectuses in the “Performance” section under the sub‑heading “Average Annual Total Returns”, as applicable:
Average Annual Total Returns (periods ended December 31, 2022)

	1 Year	5 Years	Since Inception	Inception Date
Class A				3/1/2014
Return before taxes	-15.34%	0.22%	0.57%
Return after taxes on distributions	-16.83%	-0.76%	-0.17%
Return after taxes on distributions and sale of fund shares	-8.77%	-0.17%	0.16%
Class C	-12.26%	0.53%	0.42%	3/1/2014
Class I	-10.82%	1.51%	1.40%	3/1/2014
Class R6	-10.76%	1.55%	1.79%	7/25/2016
Bloomberg US Treasury Inflation Protected Securities Index[1] (reflects no deduction for fees, expenses or taxes)	-11.85%	2.11%	2.02%
Bloomberg Global Inflation Linked Bond Index[1] (reflects no deduction for fees, expenses or taxes)	-22.95%	-1.58%	0.00%

[1]
Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.

Average Annual Total Returns (periods ended December 31, 2022)

	1 Year	5 Years	Since Inception	Inception Date
Class I2				3/1/2014
Return before taxes	-10.76%	1.55%	1.45%
Return after taxes on distributions	-12.45%	0.45%	0.63%
Return after taxes on distributions and sale of fund shares	-6.04%	0.79%	0.80%
Bloomberg US Treasury Inflation Protected Securities Index[1] (reflects no deduction for fees, expenses or taxes)	-11.85%	2.11%	2.02%
Bloomberg Global Inflation Linked Bond Index[1] (reflects no deduction for fees, expenses or taxes)	-22.95%	-1.58%	0.00%

[1]
Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.

* * *
Investors Should Retain this Supplement for Future Reference
October 27, 2023

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expenses Restated to Reflect Current [Text]	rr_ExpensesRestatedToReflectCurrent	Management fees have been restated to reflect a reduction in management fees effective October 27, 2023.Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all shares at the end of those periods (unless otherwise indicated). The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	If the shares are redeemed at the end of each period:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	If the shares are not redeemed:
Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (periods ended December 31, 2022)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.
Transamerica Inflation Opportunities | A
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.87%
1 year	rr_ExpenseExampleYear01	$ 560
3 years	rr_ExpenseExampleYear03	739
5 years	rr_ExpenseExampleYear05	934
10 years	rr_ExpenseExampleYear10	1,497
1 year	rr_ExpenseExampleNoRedemptionYear01	560
3 years	rr_ExpenseExampleNoRedemptionYear03	739
5 years	rr_ExpenseExampleNoRedemptionYear05	934
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,497
1 Year	rr_AverageAnnualReturnYear01	(15.34%)
5 Years	rr_AverageAnnualReturnYear05	0.22%
Since Inception	rr_AverageAnnualReturnSinceInception	0.57%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Transamerica Inflation Opportunities | C
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.28%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.66%
1 year	rr_ExpenseExampleYear01	$ 269
3 years	rr_ExpenseExampleYear03	523
5 years	rr_ExpenseExampleYear05	902
10 years	rr_ExpenseExampleYear10	1,965
1 year	rr_ExpenseExampleNoRedemptionYear01	169
3 years	rr_ExpenseExampleNoRedemptionYear03	523
5 years	rr_ExpenseExampleNoRedemptionYear05	902
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 1,965
1 Year	rr_AverageAnnualReturnYear01	(12.26%)
5 Years	rr_AverageAnnualReturnYear05	0.53%
Since Inception	rr_AverageAnnualReturnSinceInception	0.42%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Transamerica Inflation Opportunities | I
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.21%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.59%
1 year	rr_ExpenseExampleYear01	$ 60
3 years	rr_ExpenseExampleYear03	189
5 years	rr_ExpenseExampleYear05	329
10 years	rr_ExpenseExampleYear10	738
1 year	rr_ExpenseExampleNoRedemptionYear01	60
3 years	rr_ExpenseExampleNoRedemptionYear03	189
5 years	rr_ExpenseExampleNoRedemptionYear05	329
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 738
1 Year	rr_AverageAnnualReturnYear01	(10.82%)
5 Years	rr_AverageAnnualReturnYear05	1.51%
Since Inception	rr_AverageAnnualReturnSinceInception	1.40%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Transamerica Inflation Opportunities | R6
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	160
5 years	rr_ExpenseExampleNoRedemptionYear05	280
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	(10.76%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.79%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 25, 2016
Transamerica Inflation Opportunities | I2
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.38%	[1]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%	[2]
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
1 year	rr_ExpenseExampleYear01	$ 51
3 years	rr_ExpenseExampleYear03	160
5 years	rr_ExpenseExampleYear05	280
10 years	rr_ExpenseExampleYear10	628
1 year	rr_ExpenseExampleNoRedemptionYear01	51
3 years	rr_ExpenseExampleNoRedemptionYear03	160
5 years	rr_ExpenseExampleNoRedemptionYear05	280
10 years	rr_ExpenseExampleNoRedemptionYear10	$ 628
1 Year	rr_AverageAnnualReturnYear01	(10.76%)
5 Years	rr_AverageAnnualReturnYear05	1.55%
Since Inception	rr_AverageAnnualReturnSinceInception	1.45%
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 01, 2014
Transamerica Inflation Opportunities | Return after taxes on distributions | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(16.83%)
5 Years	rr_AverageAnnualReturnYear05	(0.76%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.17%)
Transamerica Inflation Opportunities | Return after taxes on distributions | I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(12.45%)
5 Years	rr_AverageAnnualReturnYear05	0.45%
Since Inception	rr_AverageAnnualReturnSinceInception	0.63%
Transamerica Inflation Opportunities | Return after taxes on distributions and sale of fund shares | A
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(8.77%)
5 Years	rr_AverageAnnualReturnYear05	(0.17%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.16%
Transamerica Inflation Opportunities | Return after taxes on distributions and sale of fund shares | I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(6.04%)
5 Years	rr_AverageAnnualReturnYear05	0.79%
Since Inception	rr_AverageAnnualReturnSinceInception	0.80%
Transamerica Inflation Opportunities | Bloomberg US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[3]
Transamerica Inflation Opportunities | Bloomberg US Treasury Inflation Protected Securities Index (reflects no deduction for fees, expenses or taxes) | I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(11.85%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.11%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%	[3]
Transamerica Inflation Opportunities | Bloomberg Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.95%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.58%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3]
Transamerica Inflation Opportunities | Bloomberg Global Inflation Linked Bond Index (reflects no deduction for fees, expenses or taxes) | I2
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(22.95%)	[3]
5 Years	rr_AverageAnnualReturnYear05	(1.58%)	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	none	[3]

[1]	Management fees have been restated to reflect a reduction in management fees effective October 27, 2023.
[2]	Other expenses have been restated to reflect estimated fees and expenses for the current fiscal year.
[3]
Effective October 27, 2023, the Bloomberg US Treasury Inflation Protected Securities Index became the fund’s primary benchmark and the Bloomberg Global Inflation Linked Bond Index became the fund’s secondary benchmark. These benchmark changes were made to more accurately reflect the fund’s principal investment strategies.